Trade payables and other current liabilities - Schedule of Other Current Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Tax liabilities	€ 716	€ 451
Payroll tax and other payroll liabilities	5,813	6,928
Other payables	743	247
Other current liabilities	€ 7,271	€ 7,627